Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Nominal amount [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		€ 318,814		€ 317,173
Movements in financial assets including new business		13,855		6,337
Transfers due to changes in creditworthiness		0		0
Changes in models				0
Foreign exchange and other changes		9,171		(4,696)
Balance, end of reporting period		341,840		318,814		€ 317,173
Of which: Financial guarantees		73,467		64,798
Nominal amount [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		292,747		296,062
Movements in financial assets including new business		14,542		4,062
Transfers due to changes in creditworthiness		(2,108)		(3,040)
Changes in models				0
Foreign exchange and other changes		8,444		(4,337)
Balance, end of reporting period		313,625		292,747		296,062
Of which: Financial guarantees		61,279		58,405
Nominal amount [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		23,778		18,478
Movements in financial assets including new business		(662)		2,510
Transfers due to changes in creditworthiness		2,215		3,094
Changes in models				0
Foreign exchange and other changes		652		(304)
Balance, end of reporting period		25,983		23,778		18,478
Of which: Financial guarantees		11,752		5,991
Nominal amount [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		2,282		2,625
Movements in financial assets including new business		(25)		(235)
Transfers due to changes in creditworthiness		(107)		(54)
Changes in models				0
Foreign exchange and other changes		76		(54)
Balance, end of reporting period		2,225		2,282		2,625
Of which: Financial guarantees		436		401
Nominal amount [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		8		8
Movements in financial assets including new business		0		0
Transfers due to changes in creditworthiness		0		0
Changes in models				0
Foreign exchange and other changes		0		0
Balance, end of reporting period		7		8		8
Of which: Financial guarantees		0		0
Total loan loss allowance [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		393	[1],[2]	551	[3]
Movements in financial assets including new business		(38)	[1],[4]	(160)	[2],[3]	99
Transfers due to changes in creditworthiness		0		0	[2],[3]	0
Changes in models	[2],[3]			0
Foreign exchange and other changes		6	[1],[4]	2	[2],[3]	9
Balance, end of reporting period		361	[1],[4]	393	[1],[2]	551	[3]
Of which: Financial guarantees		214		233		378
Total loan loss allowance [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		117	[1],[2]	144	[3]
Movements in financial assets including new business		(22)	[1],[4]	(39)	[2],[3]	21
Transfers due to changes in creditworthiness		10	[1],[4]	11	[2],[3]	12
Changes in models	[2],[3]			0
Foreign exchange and other changes		1	[1],[4]	1	[2],[3]	4
Balance, end of reporting period		106	[1],[4]	117	[1],[2]	144	[3]
Of which: Financial guarantees		67		84		95
Total loan loss allowance [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		88	[1],[2]	97	[3]
Movements in financial assets including new business		3	[1],[4]	(3)	[2],[3]	(1)
Transfers due to changes in creditworthiness		(9)	[1],[4]	(4)	[2],[3]	(15)
Changes in models	[2],[3]			0
Foreign exchange and other changes		(1)	[1],[4]	(2)	[2],[3]	3
Balance, end of reporting period		82	[1],[4]	88	[1],[2]	97	[3]
Of which: Financial guarantees		49		37		56
Total loan loss allowance [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		187	[1],[2]	310	[3]
Movements in financial assets including new business		(19)	[1],[4]	(118)	[2],[3]	78
Transfers due to changes in creditworthiness		0	[1],[4]	(7)	[2],[3]	3
Changes in models	[2],[3]			0
Foreign exchange and other changes		5	[1],[4]	3	[2],[3]	3
Balance, end of reporting period		173	[1],[4]	187	[1],[2]	310	[3]
Of which: Financial guarantees		99		113		226
Total loan loss allowance [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		0	[2],[4]	0	[3]
Movements in financial assets including new business		0		0	[2],[3]	0
Transfers due to changes in creditworthiness		0		0	[2],[3]	0
Changes in models	[2],[3]			0
Foreign exchange and other changes		0		0	[2],[3]	0
Balance, end of reporting period		0		0	[2],[4]	0	[3]
Of which: Financial guarantees		€ 0		€ 0		€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024